Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 SGD ($)
Statutory Accounting Practices [Line Items]
Restriction on common dividends	67.00%	67.00%
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends		120.00%			120.00%
Amount available for dividends without regulatory approval		$ 1,226
Statutory net income (loss)		(45)	$ 863	$ 138
Required statutory capital and surplus		2,386	2,249
Actual statutory capital and surplus		5,072	4,903
PartnerRe Europe
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		237	188	1
Required statutory capital and surplus		1,618	1,535
Actual statutory capital and surplus		$ 2,417	2,218
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends		10.00%			10.00%
Statutory net income (loss)		$ 28	(106)	(197)
Required statutory capital and surplus		1,080	911
Actual statutory capital and surplus		$ 1,169	1,080
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends		120.00%			120.00%
Statutory net income (loss)		$ (6)	17	$ (40)
Required statutory capital and surplus		47	53		$ 25
Actual statutory capital and surplus		$ 249	$ 211